Investments in Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Investments in securities	$ 7,222	$ 5,952
Equity Securities [Member]
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Investments in securities	5,976	4,784
Equity Securities [Member] | Canadian Natural Resources Limited
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Investments in securities	$ 3,506
Equity Securities [Member] | Woodside [Member]
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Investments in securities		$ 2,516
Held-to-maturity Investments [Member] | Canadian Natural Resources Limited
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Interest in equity securities	8.00%
Held-to-maturity Investments [Member] | Malaysia LNG Tiga [Member]
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
Interest in equity securities	15.00%